STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		24 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
STATEMENTS OF OPERATIONS
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Total Revenues	0	0	0	0	0
Office and general	748	1,200	2,398	2,630	8,180
Professional Fees	1,500	0	4,500	1,500	15,632
Total Expenses, before provision of income taxes	2,248	1,200	6,898	4,130	23,811
Provision for income taxes	0	0	0	0	0
Net Loss	$ (2,248)	$ (1,200)	$ (6,898)	$ (4,130)	$ (23,811)
BASIC LOSS PER COMMON SHARE	$ 0	$ 0	$ 0	$ 0	$ 0
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	100,875,000	1,725,000,000	1,725,000,000	1,725,000,000	1,725,000,000